Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In June 2021, Navios Partners agreed to acquire from Navios Holdings the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, for a purchase price of $30,000. The vessel was delivered in Navios Partners’ fleet on July 9, 2021.

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners had agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half amounted to $2,770 was paid during the year ended December 31, 2017 and the second half amounted to $2,770 was paid during the year ended December 31, 2018. As of June 30, 2021, the total amount of $6,650, including refundable upon vessel’s redelivery expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charters. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of June 30, 2021, the total amount of $13,564, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On January 25, 2021, Navios Partners agreed to bareboat charter-in, under a fifteen-year bareboat contract each, from an unrelated third party, three newbuilding Capesize vessels of approximately 180,000 dwt each. Navios Partners has the option to acquire the vessels after the end of year four for the remaining period of the bareboat charters. Navios Partners has agreed to pay in total $10,500, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2022. The transaction is expected to close in the third quarter of 2021.

On March 23, 2021, Navios Partners agreed to acquire a newbuilding Panamax vessel, from an unrelated third party, for a purchase price of $31,580. The vessel has approximately 81,000 dwt and is expected to be delivered in Navios Partners’ fleet during the second half of 2022. Navios Partners has agreed to pay in total $12,632 in four installments and the remaining amount of $18,948 will be paid upon the delivery of the vessel. On April 1, 2021, the first installment of $3,158 was paid. As of June 30, 2021, the total amount of $3,158 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

On March 25, 2021, Navios Partners agreed to bareboat charter-in, under a fifteen-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners has agreed to pay in total $3,500, representing a deposit for the option to acquire the vessels after the end of the fourth year. As of June 30, 2021, no amount was deposited. The vessel is expected to be delivered by the first half of 2023.

In June 2021, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners has agreed to pay in total $12,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessel is expected to be delivered by the second half of 2022. The transaction is expected to close in the third quarter of 2021.

On June 30, 2021, Navios Partners agreed to acquire a newbuilding Panamax vessel, from an unrelated third party, for a purchase price of $34,300. The vessel has approximately 81,000 dwt and is expected to be delivered in Navios Partners’ fleet during the first half of 2023. Navios Partners has agreed to pay in total $13,720 in four installments and the remaining amount of $20,580 will be paid upon the delivery of the vessel. As of June 30, 2021, no amount was deposited.

As of June 30, 2021, the Company’s future minimum lease commitments under the Company’s charter-in vessels for which a definitive agreement was in place are as follows:

Period ending June 30,	Amount
2022	6,668
2023	6,583
2024	6,592
2025	6,388
2026	6,388
2027 and thereafter	26,784
Total	$ 59,403